Condensed Schedule of Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Condensed Schedule of Investments

Seneca Global Fund, L.P.

Condensed Schedule of Investments

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Investments in Securities
U.S. Treasury Securities
Face Value	Maturity Date	Name	Yield [1]
$125,000	6/15/12	U.S. Treasury Note	1.88%	$126,138	0.19%
200,000	7/31/12	U.S. Treasury Note	4.63%	204,511	0.32%
100,000	7/31/12	U.S. Treasury Note	0.63%	100,270	0.16%
1,225,000	8/31/12	U.S. Treasury Note	0.38%	1,226,502	1.94%
100,000	9/30/12	U.S. Treasury Note	0.38%	100,107	0.16%
450,000	10/31/12	U.S. Treasury Note	3.88%	466,944	0.74%
525,000	11/15/12	U.S. Treasury Note	1.38%	531,620	0.84%
300,000	11/30/12	U.S. Treasury Note	0.50%	301,125	0.48%
325,000	1/15/13	U.S. Treasury Note	1.38%	328,922	0.52%
300,000	2/15/13	U.S. Treasury Note	1.38%	303,533	0.48%
350,000	3/31/13	U.S. Treasury Note	2.50%	357,899	0.56%
400,000	6/30/13	U.S. Treasury Note	0.38%	400,910	0.63%
400,000	11/15/13	U.S. Treasury Note	0.50%	401,961	0.63%
400,000	12/31/13	U.S. Treasury Note	0.13%	398,751	0.63%
Total U.S. Treasury securities (cost: $5,276,236)				5,249,193	8.28%

U.S. Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$250,000	4/2/12	Federal Home Loan Bank	0.17%	250,110	0.39%
250,000	6/20/12	Federal Home Loan Bank	1.88%	252,249	0.40%
250,000	6/27/12	Federal Home Loan Bank	0.25%	250,222	0.39%
300,000	7/25/12	Federal Home Loan Bank	0.25%	300,279	0.47%
31,250	8/10/12	Federal Home Loan Bank	0.35%	31,302	0.05%
200,000	1/16/13	Federal Home Loan Bank	1.50%	202,616	0.32%
200,000	1/29/13	Federal Home Loan Bank	0.38%	200,384	0.32%
400,000	5/18/12	Federal National Mortgage Assoc.	4.88%	409,771	0.65%
200,000	7/30/12	Federal National Mortgage Assoc.	1.13%	201,020	0.32%
750,000	10/30/12	Federal National Mortgage Assoc.	0.50%	752,769	1.19%
250,000	7/10/12	Federal Home Loan Mortgage Corp.	0.18%	249,966	0.39%
250,000	7/16/12	Federal Home Loan Mortgage Corp.	0.18%	249,963	0.39%
Total U.S. government sponsored enterprise notes (cost: $3,372,550)				3,350,651	5.28%

Foreign Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield[1]
$250,000	6/11/12	Societe de Financement de l'Economie Fr.	2.25%	252,352	0.40%
Total foreign government sponsored enterprise notes (cost: $254,731)				252,352	0.40%

Total government sponsored enterprise notes (cost: $3,627,281)				3,603,003	5.68%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Commercial Paper
Face Value	Maturity Date	Name	Yield [1]
Agriculture
$250,000	5/21/12	Philip Morris International Inc.	0.17%	$249,941	0.39%
Banks
200,000	4/30/12	Barclays US Funding LLC	0.15%	199,976	0.32%
150,000	5/2/12	Credit Suisse (USA), Inc.	0.22%	149,972	0.24%
150,000	4/26/12	HSBC USA Inc.	0.24%	149,975	0.24%
200,000	6/26/12	The Bank of Tokyo-Mitsubishi UFJ (NY)	0.36%	199,828	0.32%
220,000	4/11/12	Union Bank	0.25%	219,985	0.35%
Beverages
250,000	5/1/12	Anheuser-Busch InBev Worldwide Inc.	0.25%	249,948	0.39%
250,000	4/11/12	Bacardi U.S.A., Inc.	0.43%	249,970	0.39%
Computers
250,000	4/9/12	Hewlett-Packard Company	0.44%	249,976	0.39%
Diversified Financial Services
270,000	5/3/12	Caterpillar Financial Services Corp	0.12%	269,971	0.44%
200,000	4/16/12	ING (U.S.) Funding LLC	0.30%	199,985	0.32%
210,000	4/19/12	Louis Dreyfus Commodities LLC	0.20%	209,979	0.33%
200,000	4/9/12	PACCAR Financial Corp.	0.13%	199,994	0.32%
200,000	4/4/12	Rabobank USA Financial Corporation	0.46%	199,999	0.32%
250,000	4/30/12	River Fuel Company #2, Inc.	0.18%	249,964	0.39%
250,000	7/24/12	UOB Funding LLC	0.30%	249,786	0.39%
Energy
250,000	4/10/12	Duke Energy Corporation	0.40%	249,975	0.39%
250,000	4/5/12	NextEra Energy Capital Holdings, Inc.	0.42%	249,988	0.39%
250,000	4/11/12	The Southern Company	0.20%	249,986	0.39%
Mining
250,000	4/23/12	BHP Billiton Finance (USA) Limited	0.13%	249,980	0.39%
Total U.S. commercial paper (cost: $4,498,250)				4,499,178	7.10%

Foreign Commercial Paper
Banks
$250,000	5/7/12	Commonwealth Bank of Australia	0.15%	249,963	0.39%
250,000	2/1/13	DBS Bank Ltd.	0.89%	248,098	0.39%
270,000	4/16/12	DNB Bank ASA	0.17%	269,981	0.45%
250,000	6/1/12	Oversea-Chinese Banking Corp.	0.30%	249,873	0.39%
250,000	4/23/12	Sumitomo Mitsui Banking Corp.	0.25%	249,962	0.39%
Consumer Products
250,000	3/5/13	Reckitt Benckiser Treasury Services PLC	0.75%	247,707	0.39%
Energy
250,000	4/30/12	GDF Suez	0.22%	249,956	0.39%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description			Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Commercial Paper (continued)
Face Value	Maturity Date	Name	Yield	[1]
Government Sponsored Enterprise
$250,000	4/17/12	Corporacion Andina de Fomento	0.29%		$249,968	0.39%
Total foreign commercial paper (cost: $2,015,304)					2,015,508	3.18%

Total commercial paper (cost: $6,513,554)					6,514,686	10.28%

U.S. Corporate Notes

Face Value	Maturity Date	Name	Yield [1]
Aerospace
$225,000	11/20/12	Boeing	1.88%	228,573	0.36%
200,000	4/1/12	McDonnell Douglas	9.75%	209,847	0.33%
Apparel
75,000	8/23/13	V.F. Corporation	1.24%	75,102	0.12%
Banks
200,000	1/30/14	Bank of America Corporation	1.97%	197,047	0.31%
450,000	4/1/14	Citigroup Inc.	1.51%	443,844	0.70%
200,000	7/2/12	Credit Suisse New York	3.45%	202,933	0.32%
450,000	1/14/14	Credit Suisse New York	1.53%	449,363	0.71%
250,000	10/30/12	GMAC Inc.	1.75%	254,051	0.40%
300,000	12/19/12	GMAC Inc.	2.20%	306,078	0.48%
450,000	5/2/14	JPMorgan Chase & Co.	1.22%	451,001	0.71%
450,000	1/9/14	Morgan Stanley	0.88%	428,861	0.68%
250,000	11/1/12	The Bank of New York Mellon	4.95%	261,579	0.41%
250,000	2/7/14	The Goldman Sachs Group, Inc.	1.53%	246,056	0.39%
300,000	5/1/13	Wachovia Corporation	5.50%	321,942	0.51%
Beverages
450,000	7/14/14	Anheuser-Busch InBev Worldwide Inc.	0.93%	451,576	0.71%
300,000	8/15/13	Coca-Cola Enterprises, Inc.	5.00%	318,858	0.50%
Chemicals
200,000	11/15/12	Praxair, Inc.	1.75%	202,939	0.32%
Computers
450,000	4/1/14	Dell Inc.	1.18%	453,713	0.72%
225,000	5/30/14	Hewlett-Packard Company	0.89%	222,583	0.35%
100,000	9/19/14	Hewlett-Packard Company	2.02%	100,812	0.16%
550,000	10/15/13	IBM	6.50%	615,780	0.97%
Consumer Products
250,000	8/15/14	The Procter & Gamble Company	0.70%	250,992	0.40%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Diversified Financial Services
$250,000	6/29/12	American Honda Finance Corporation	0.57%	$249,942	0.39%
200,000	5/24/13	BlackRock, Inc.	0.79%	200,854	0.32%
45,000	4/1/14	Caterpillar Financial Services Corp.	0.87%	45,301	0.07%
200,000	12/28/12	General Electric Capital Corporation	2.63%	204,898	0.32%
450,000	1/15/14	HSBC Finance Corporation (USA)	0.82%	438,079	0.69%
225,000	10/1/12	John Deere Capital Corporation	5.25%	236,413	0.37%
200,000	12/17/12	John Deere Capital Corporation	4.95%	209,181	0.33%
300,000	4/5/13	PACCAR Financial Corp.	0.69%	301,508	0.48%
225,000	4/14/14	SSIF Nevada, Limited Partnership	1.27%	223,877	0.35%
200,000	10/12/12	Toyota Motor Credit Corporation	0.78%	200,625	0.32%
200,000	1/14/13	Toyota Motor Credit Corporation	0.78%	200,703	0.32%
275,000	2/17/15	Toyota Motor Credit Corporation	1.00%	275,273	0.43%
Energy
225,000	10/15/12	ConocoPhillips	4.75%	235,021	0.37%
250,000	10/31/12	Northern Natural Gas Company	5.38%	262,245	0.41%
225,000	12/13/13	Occidental Petroleum Corporation	1.45%	229,285	0.36%
Food
200,000	9/15/12	Cargill, Incorporated	5.60%	204,589	0.32%
Healthcare
230,000	3/1/14	Roche Holdings, Inc.	5.00%	248,873	0.39%
Insurance
100,000	1/10/14	Berkshire Hathaway Finance Corp.	0.91%	100,412	0.16%
200,000	2/11/13	Berkshire Hathaway Inc.	0.94%	201,247	0.32%
100,000	2/11/13	Berkshire Hathaway Inc.	0.94%	100,623	0.16%
115,000	5/30/12	Jackson National Life Global Funding	6.13%	118,246	0.19%
200,000	1/11/13	Metropolitan Life Global Funding I	2.50%	203,194	0.32%
200,000	4/10/13	Metropolitan Life Global Funding I	5.13%	213,924	0.34%
200,000	8/22/12	New York Life Global Funding	0.54%	200,099	0.32%
100,000	10/16/12	New York Life Global Funding	5.25%	104,911	0.17%
200,000	4/15/13	Pacific Life Global Funding	5.15%	213,253	0.34%
200,000	6/25/12	Pricoa Global Funding I	4.63%	204,222	0.32%
200,000	9/27/13	Pricoa Global Funding I	0.67%	198,298	0.31%
100,000	12/14/12	Principal Life Income Fundings	5.30%	104,705	0.17%
200,000	6/15/12	The Travelers Companies, Inc.	5.38%	205,107	0.32%
Media
150,000	12/1/14	The Walt Disney Company	0.88%	151,102	0.24%
Manufacturing
435,000	6/21/13	Danaher Corporation	0.72%	436,266	0.69%
Pharmaceutical
225,000	2/10/14	Novartis Capital Corporation	4.13%	240,975	0.38%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
$150,000	3/15/13	Pfizer Inc.	5.50%	$157,600	0.25%
Retail
425,000	7/18/14	Target Corporation	0.73%	426,840	0.67%
225,000	4/15/14	Wal-Mart Stores, Inc.	1.63%	232,117	0.37%
Steel
100,000	12/1/12	Nucor Corporation	5.00%	104,422	0.16%
Telecommunication
225,000	2/13/15	AT&T Inc.	0.88%	223,931	0.35%
110,000	3/14/14	Cisco Systems, Inc.	0.72%	110,599	0.17%
270,000	3/28/14	Verizon Communications Inc.	1.08%	272,262	0.43%
Transportation
200,000	1/15/13	United Parcel Service, Inc.	4.50%	208,313	0.33%
Total U.S. corporate notes (cost: $15,521,036)				15,392,865	24.28%

Foreign Corporate Notes
Automotive
$450,000	4/1/14	Volkswagen International Finance N.V.	1.19%	449,991	0.71%
Banks
400,000	12/21/12	ANZ National (Int'l) Limited	2.38%	407,194	0.64%
200,000	6/28/13	Bank of Montreal	2.13%	204,471	0.33%
450,000	1/10/14	BNP Paribas	1.48%	442,197	0.70%
250,000	6/29/12	Commonwealth Bank of Australia	0.67%	249,892	0.39%
225,000	4/14/14	Danske Bank A/S	1.62%	221,991	0.35%
250,000	1/18/13	HSBC Bank PLC	0.96%	250,518	0.40%
450,000	3/15/13	ING Bank N.V.	1.52%	450,477	0.71%
250,000	6/17/13	KfW Bankengruppe	0.25%	249,928	0.39%
200,000	6/15/12	National Australia Bank Limited	0.67%	200,060	0.32%
100,000	11/16/12	National Australia Bank Limited	2.35%	101,966	0.16%
225,000	4/11/14	National Australia Bank Limited	1.30%	224,845	0.35%
300,000	2/4/13	Rabobank Nederland	0.68%	300,257	0.47%
250,000	3/8/13	Royal Bank of Canada	0.62%	250,490	0.40%
200,000	9/14/12	Svenska Handelsbanken AB	2.88%	202,233	0.32%
200,000	5/11/12	The Royal Bank of Scotland	2.63%	202,383	0.32%
270,000	7/26/13	The Toronto-Dominion Bank	0.74%	271,140	0.43%
100,000	12/14/12	Westpac Banking Corporation	1.90%	101,442	0.16%
250,000	3/31/14	Westpac Banking Corporation	1.20%	249,772	0.39%
Energy
225,000	3/25/13	Shell International Finance B.V.	1.88%	228,446	0.36%
Insurance
200,000	4/22/13	Monumental Global Funding III	5.50%	213,649	0.34%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Pharmaceutical
$200,000	3/28/13	Sanofi	0.67%	$200,753	0.32%
210,000	3/28/14	Sanofi	0.78%	211,117	0.33%
450,000	3/21/14	Teva Pharmaceutical Finance III BV	0.97%	451,308	0.71%
Total foreign corporate notes (cost: $6,361,103)				6,336,520	10.00%

Total corporate notes (cost: $21,882,139)				21,729,385	34.28%

Total investment in securities (cost: $37,299,210)				$37,096,267	58.52%

U.S. Certificates of Deposit
Face Value	Maturity Date	Name	Yield[1]
Banks
$100,000	8/15/13	Bank of Montreal (Chicago)	0.70%	$100,064	0.16%
250,000	6/15/12	Barclays Bank PLC (NY)	0.33%	250,057	0.39%
250,000	3/14/13	Deutsche Bank Aktiengesellschaft (NY)	1.06%	250,195	0.39%
250,000	1/9/13	National Bank of Canada (NY)	0.66%	250,724	0.40%
200,000	11/13/12	Nordea Bank Finland PLC (NY)	0.71%	199,987	0.32%
250,000	3/1/13	PNC Bank	0.59%	250,187	0.39%
200,000	6/11/12	The Bank of Nova Scotia (NY)	0.67%	200,224	0.32%
250,000	11/20/12	The Bank of Nova Scotia (NY)	0.74%	251,269	0.40%
250,000	9/10/12	The Bank of Tokyo-Mitsubishi UFJ (NY)	0.52%	250,060	0.39%
250,000	9/7/12	The Norinchukin Bank (NY)	0.55%	250,028	0.39%
300,000	4/25/12	UBS AG (NY)	0.55%	301,618	0.48%
250,000	5/3/12	Westpac Banking Corporation (NY)	0.40%	250,972	0.40%
Charity
150,000	4/4/12	The Salvation Army	0.30%	150,226	0.24%
Total U.S. certificates of deposit (cost: $2,950,472)				2,955,611	4.67%

Foreign Certificates of Deposit
Banks
250,000	6/19/12	Swedbank Sparbanken Svenge AB	0.53%	250,073	0.39%
Government Sponsored Enterprise
250,000	5/25/12	Caisse Amortissement de la Dette Socia	0.54%	250,060	0.39%
Total foreign certificates of deposit (cost: $499,971)				500,133	0.78%

Total certificates of deposit (cost: $3,450,443)				$3,455,744	5.45%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities	$402,918	0.64%
Currencies	(236,261)	(0.37)%
Energy	(482,971)	(0.76)%
Equity indices	349,834	0.55%
Interest rate instruments	(36,664)	(0.06)%
Metals	(492,586)	(0.78)%
Net unrealized loss on open long U.S. futures contracts	(495,730)	(0.78)%

Short U.S. Futures Contracts
Agricultural commodities	167,429	0.26%
Currencies	(179,913)	(0.28)%
Energy	96,550	0.15%
Equity indices	4,800	0.01%
Interest rate instruments	(56,977)	(0.09)%
Metals	166,842	0.26%
Net unrealized gain on open short U.S. futures contracts	198,731	0.31%

Total U.S. futures contracts - net unrealized loss on open U.S. futures contracts	(296,999)	(0.47)%

Long Foreign Futures Contracts
Agricultural commodities	47,132	0.07%
Equity indices	(181,550)	(0.29)%
Interest rate instruments	88,676	0.14%
Net unrealized loss on open long foreign futures contracts	(45,742)	(0.08)%

Short Foreign Futures Contracts
Agricultural commodities	(576)	(0.00)%
Currencies	(87,725)	(0.14)%
Equity indices	24,050	0.04%
Interest rate instruments	(41,691)	(0.07)%
Net unrealized loss on open short foreign futures contracts	(105,942)	(0.17)%

Total foreign futures contracts - net unrealized loss on open foreign futures contracts	(151,684)	(0.25)%

Net unrealized loss on open futures contracts	$(448,683)	(0.72)%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

March 31, 2012

(Unaudited)

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$5,366	0.01%
Short	(48,131)	(0.08)%
Net unrealized loss on open U.S. forward currency contracts	(42,765)	(0.07)%

Foreign Forward Currency Contracts
Long	(16,628)	(0.03)%
Short	34,903	0.06%
Net unrealized gain on open foreign forward currency contracts	18,275	0.03%

Net unrealized loss on open forward currency contracts	$(24,490)	(0.04)%

[1]Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Investments in Securities
U.S. Treasury Securities
Face Value	Maturity Date	Name	Yield [1]
$450,000	3/8/12	U.S. Treasury Bill	0.20%	$449,982	0.70%
500,000	4/30/12	U.S. Treasury Note	4.50%	511,041	0.79%
675,000	6/15/12	U.S. Treasury Note	1.88%	681,102	1.05%
300,000	7/31/12	U.S. Treasury Note	4.63%	309,677	0.48%
100,000	9/30/12	U.S. Treasury Note	0.38%	100,287	0.16%
450,000	10/31/12	U.S. Treasury Note	3.88%	466,826	0.72%
200,000	11/15/12	U.S. Treasury Note	1.38%	202,490	0.31%
300,000	11/30/12	U.S. Treasury Note	0.50%	301,092	0.47%
100,000	1/15/13	U.S. Treasury Note	1.38%	101,878	0.16%
300,000	2/15/13	U.S. Treasury Note	1.38%	305,554	0.47%
Total U.S. Treasury securities (cost: $3,460,043)				3,429,929	5.31%

U.S. Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$250,000	4/2/12	Federal Home Loan Bank	0.17%	250,035	0.39%
250,000	6/20/12	Federal Home Loan Bank	1.88%	252,129	0.39%
250,000	6/27/12	Federal Home Loan Bank	0.25%	250,098	0.39%
300,000	7/25/12	Federal Home Loan Bank	0.25%	300,457	0.46%
250,000	8/10/12	Federal Home Loan Bank	0.35%	250,183	0.39%
600,000	8/22/12	Federal Home Loan Bank	1.75%	609,527	0.94%
200,000	1/16/13	Federal Home Loan Bank	1.50%	203,858	0.32%
250,000	7/10/12	Federal Home Loan Mortgage Corp.	0.18%	249,935	0.39%
500,000	1/9/13	Federal Home Loan Mortgage Corp.	1.38%	509,053	0.79%
250,000	9/23/13	Federal Home Loan Mortgage Corp.	0.55%	250,068	0.39%
250,000	9/30/13	Federal Home Loan Mortgage Corp.	0.55%	250,143	0.39%
400,000	5/18/12	Federal National Mortgage Association	4.88%	409,703	0.63%
250,000	7/16/12	Federal National Mortgage Association	0.18%	249,933	0.39%
200,000	7/30/12	Federal National Mortgage Association	1.13%	202,018	0.31%
750,000	10/30/12	Federal National Mortgage Association	0.50%	752,219	1.16%
Total U.S. government sponsored enterprise notes (cost: $5,013,078)				4,989,359	7.73%

Foreign Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$200,000	1/23/12	African Development Bank	1.88%	201,791	0.31%
200,000	3/21/12	European Investment Bank	4.63%	204,235	0.32%
250,000	6/11/12	Soc. de Financement de l'Economie Fr.	2.25%	251,279	0.39%
Total foreign government sponsored enterprise notes (cost: $667,015)				657,305	1.02%

Total government sponsored enterprise notes (cost $5,680,093)				5,646,664	8.75%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Commercial Paper
Face Value	Maturity Date	Name	Yield [1]
Automotive
$250,000	1/9/12	BMW US Capital, LLC	0.38%	$249,979	0.39%
Banks
200,000	1/25/12	Bank of Tokyo-Mitsubishi (NY)	0.29%	199,961	0.31%
200,000	2/15/12	Credit Suisse (USA), Inc.	0.45%	199,888	0.31%
150,000	3/19/12	Goldman Sachs	0.55%	149,821	0.23%
150,000	1/27/12	HSBC USA Inc.	0.20%	149,966	0.23%
250,000	1/4/12	Standard Chartered Bank (NY)	0.20%	249,995	0.39%
200,000	2/6/12	Union Bank, NA	0.18%	199,964	0.31%
Beverages
250,000	2/2/12	Anheuser-Busch InBev Worldwide Inc.	0.25%	249,944	0.39%
Charity
150,000	1/25/12	Salvation Army	0.10%	149,990	0.23%
Diversified Financial Services
150,000	1/18/12	American Honda Finance Corp.	0.17%	149,988	0.23%
250,000	1/11/12	General Electric Capital Corp.	0.14%	249,999	0.39%
200,000	2/27/12	ING (U.S.) Funding LLC	0.35%	199,889	0.31%
200,000	1/6/12	Nordea Invest Mgmt North America, Inc.	0.32%	199,991	0.31%
250,000	1/9/12	PACCAR Financial Corp.	0.08%	249,996	0.39%
250,000	2/15/12	Private Export Funding Corp.	0.11%	249,966	0.39%
150,000	1/13/12	River Fuel Trust 1	0.35%	149,980	0.23%
Energy
270,000	1/11/12	NextEra Energy	0.50%	269,966	0.42%
300,000	1/12/12	Oglethorpe Power Corp.	0.17%	299,984	0.46%
250,000	1/11/12	Southern Company	0.17%	249,988	0.39%
Food
250,000	1/5/12	Kellogg Company	0.19%	249,995	0.39%
Insurance
200,000	1/10/12	Metlife Funding, Inc.	0.07%	199,995	0.31%
Total U.S. commercial paper (cost: $4,518,227)				4,519,245	7.01%

Foreign Commercial Paper
Banks
$250,000	2/7/12	Australia and New Zealand Banking Group	0.25%	249,936	0.39%
250,000	1/6/12	John Deere Bank SA	0.10%	249,997	0.39%
250,000	1/17/12	Mizuho Funding LLC	0.20%	249,978	0.39%
250,000	3/8/12	Oversea-Chinese Banking Corp. Ltd	0.53%	249,753	0.39%
250,000	1/27/12	Sumitomo Mitsui Banking Corp.	0.24%	249,957	0.39%
Consumer Products
250,000	1/4/12	Reckitt Benckiser	0.30%	249,994	0.39%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Commercial Paper (continued)
Face Value	Maturity Date	Name	Yield [1]
Energy
$250,000	1/4/12	BP Capital Markets	0.19%	$249,995	0.39%
250,000	2/1/12	GDF Suez	0.19%	249,959	0.39%
250,000	1/5/12	Pacific Gas and Electric	0.55%	249,985	0.39%
Government Sponsored Enterprise
250,000	2/14/12	Corporacion Andina de Fomento	0.33%	249,899	0.39%
Healthcare
250,000	1/10/12	Covidien International Finance S.A.	0.21%	249,987	0.39%
Total foreign commercial paper (cost: $2,748,761)				2,749,440	4.29%

Total commercial paper (cost: $7,266,988)				7,268,685	11.30%

U.S. Corporate Notes
Face Value	Maturity Date	Name	Yield [1]
Aerospace
$225,000	11/20/12	Boeing	1.88%	227,826	0.35%
200,000	4/1/12	McDonnell Douglas	9.75%	209,283	0.32%
Agriculture
200,000	8/13/12	Archer-Daniels-Midland	0.61%	200,488	0.31%
Apparel
75,000	8/23/13	V.F. Corporation	1.25%	75,229	0.12%
Banks
450,000	1/30/14	Bank of America	1.85%	407,722	0.63%
250,000	11/1/12	Bank of New York Mellon	4.95%	261,274	0.40%
300,000	7/27/12	BB&T	3.85%	309,835	0.48%
450,000	4/1/14	Citigroup	1.30%	425,538	0.66%
200,000	7/2/12	Credit Suisse AG (NY)	3.45%	205,652	0.32%
450,000	1/14/14	Credit Suisse AG (NY)	1.36%	436,874	0.68%
100,000	1/15/12	Credit Suisse (USA), Inc.	6.50%	103,179	0.16%
250,000	10/30/12	GMAC	1.75%	253,966	0.39%
300,000	12/19/12	GMAC	2.20%	305,941	0.47%
150,000	1/15/12	Goldman Sachs	6.60%	154,762	0.24%
250,000	2/6/12	Goldman Sachs	0.62%	249,863	0.39%
505,000	2/7/14	Goldman Sachs	1.44%	473,147	0.73%
450,000	5/2/14	JPMorgan Chase	1.30%	436,994	0.68%
225,000	4/29/13	Morgan Stanley	1.41%	212,595	0.33%
450,000	1/9/14	Morgan Stanley	0.69%	407,852	0.63%
300,000	10/23/12	Wells Fargo & Company	5.25%	313,498	0.48%
200,000	1/31/13	Wells Fargo & Company	4.38%	210,370	0.33%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Beverages
$450,000	7/14/14	Anheuser-Busch InBev Worldwide Inc.	0.76%	$448,582	0.69%
100,000	3/1/12	Coca-Cola Enterprises, Inc.	3.75%	101,694	0.16%
300,000	8/15/13	Coca-Cola Enterprises, Inc.	5.00%	324,729	0.50%
Chemical
200,000	11/15/12	Praxair, Inc.	1.75%	202,153	0.31%
Computers
450,000	4/1/14	Dell Inc.	0.97%	453,785	0.70%
200,000	3/1/12	Hewlett-Packard Company	0.64%	200,019	0.31%
225,000	5/30/14	Hewlett-Packard Company	0.92%	217,726	0.34%
100,000	9/19/14	Hewlett-Packard Company	2.11%	99,587	0.15%
550,000	10/15/13	IBM	6.50%	614,082	0.95%
Consumer Products
250,000	8/15/14	Procter & Gamble	0.70%	251,880	0.39%
150,000	2/15/12	Kimberly-Clark Corporation	5.63%	153,999	0.24%
Diversified Financial Services
250,000	6/29/12	American Honda Finance Corp.	0.68%	249,940	0.39%
200,000	5/24/13	BlackRock	0.81%	200,049	0.31%
200,000	4/5/13	Caterpillar Financial Services	2.00%	204,450	0.32%
45,000	4/1/14	Caterpillar Financial Services	0.66%	45,018	0.07%
250,000	10/22/12	Citigroup Funding Inc.	1.88%	254,338	0.39%
250,000	12/10/12	Citigroup Funding Inc.	2.25%	254,971	0.39%
200,000	12/28/12	General Electric Capital Corp.	2.63%	204,831	0.32%
200,000	1/8/13	General Electric Capital Corp.	2.80%	206,491	0.32%
450,000	1/15/14	HSBC Finance Corp.	0.65%	415,162	0.64%
200,000	3/15/12	John Deere Capital Corp.	7.00%	206,845	0.32%
225,000	10/1/12	John Deere Capital Corp.	5.25%	235,792	0.36%
200,000	12/17/12	John Deere Capital Corp.	4.95%	208,736	0.32%
300,000	7/16/12	Massmutual Global Funding II	3.63%	309,515	0.48%
300,000	4/5/13	PACCAR Financial Corp.	0.72%	299,863	0.46%
200,000	2/15/12	Principal Life Global Funding I	6.25%	205,904	0.32%
225,000	4/14/14	SSIF Nevada, LP	1.10%	221,978	0.34%
200,000	10/12/12	Toyota Motor Credit Corp.	0.59%	200,339	0.31%
Energy
225,000	10/15/12	ConocoPhillips	4.75%	233,975	0.36%
450,000	1/15/12	Duke Energy Carolinas, LLC	6.25%	463,685	0.72%
250,000	10/31/12	Northern Natural Gas Company	5.38%	261,669	0.40%
225,000	12/13/13	Occidental Petroleum	1.45%	229,064	0.35%
Food
200,000	9/15/12	Cargill, Incorporated	5.60%	209,344	0.32%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Healthcare
$230,000	3/1/14	Roche Holdings, Inc.	5.00%	$252,648	0.39%
Insurance
100,000	1/10/14	Berkshire Hathaway Finance Corp.	0.72%	99,623	0.15%
300,000	2/11/13	Berkshire Hathaway Inc.	0.88%	301,371	0.47%
115,000	5/30/12	Jackson National Life Global Funding	6.13%	117,763	0.18%
250,000	4/4/14	MetLife Institutional Funding II	1.27%	250,248	0.39%
300,000	9/17/12	Metropolitan Life Global Funding I	2.88%	306,413	0.47%
200,000	1/11/13	Metropolitan Life Global Funding I	2.50%	204,784	0.32%
200,000	8/22/12	New York Life Global Funding	0.54%	200,081	0.31%
100,000	10/16/12	New York Life Global Funding	5.25%	104,803	0.16%
200,000	12/14/12	New York Life Global Funding	2.25%	202,865	0.31%
200,000	4/15/13	Pacific Life Global Funding	5.15%	211,079	0.33%
200,000	6/25/12	Pricoa Global Funding I	4.63%	203,339	0.31%
100,000	12/14/12	Principal Life Income Fundings	5.30%	104,330	0.16%
200,000	6/15/12	Travelers Companies, Inc.	5.38%	204,336	0.32%
Media
300,000	3/1/12	Walt Disney Company	6.38%	309,077	0.48%
150,000	12/1/14	Walt Disney Company	0.88%	150,808	0.23%
Manufacturing
435,000	6/21/13	Danaher Corporation	0.82%	435,743	0.67%
Pharmaceuticals
225,000	2/10/14	Novartis Capital Corporation	4.13%	244,369	0.38%
150,000	3/15/13	Pfizer Inc.	5.50%	160,995	0.25%
Retail
250,000	3/15/12	Costco Wholesale Corporation	5.30%	256,217	0.40%
425,000	7/18/14	Target Corporation	0.57%	425,487	0.66%
225,000	4/15/14	Wal-Mart Stores, Inc.	1.63%	230,723	0.36%
Semiconductor
200,000	5/15/13	Texas Instruments Incorporated	0.64%	200,568	0.31%
Steel
100,000	12/1/12	Nucor Corporation	5.00%	104,019	0.16%
Telecommunications
110,000	3/14/14	Cisco Systems, Inc.	0.79%	109,963	0.17%
270,000	3/28/14	Verizon Communications Inc.	1.18%	269,691	0.42%
Total U.S. corporate notes (cost: $20,299,965)				19,933,426	30.81%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Foreign Corporate Notes
Face Value	Maturity Date	Name	Yield [1]
Automotive
$450,000	4/1/14	Volkswagen International Finance N.V.	0.98%	$442,119	0.68%
Banks
200,000	12/21/12	ANZ National (Int'l) Limited	2.38%	203,584	0.31%
450,000	1/10/14	BNP Paribas	1.29%	416,343	0.64%
250,000	6/29/12	Commonwealth Bank of Australia	0.78%	249,803	0.39%
450,000	3/17/14	Commonwealth Bank of Australia	1.29%	443,000	0.69%
225,000	4/14/14	Danske Bank A/S	1.45%	217,582	0.34%
100,000	8/3/12	HSBC Bank PLC	0.88%	100,208	0.15%
250,000	1/18/13	HSBC Bank PLC	0.80%	249,489	0.39%
300,000	1/13/12	ING Bank N.V.	1.03%	300,654	0.46%
450,000	3/15/13	ING Bank N.V.	1.60%	439,859	0.68%
250,000	6/17/13	KfW Bankengruppe	0.29%	249,908	0.39%
200,000	6/15/12	National Australia Bank Limited	0.75%	200,103	0.31%
100,000	11/16/12	National Australia Bank Limited	2.35%	101,380	0.16%
225,000	4/11/14	National Australia Bank Limited	1.11%	223,308	0.35%
300,000	2/4/13	Rabobank Nederland	0.58%	300,199	0.46%
300,000	12/12/12	Royal Bank of Canada	0.69%	300,424	0.46%
250,000	3/8/13	Royal Bank of Canada	0.69%	250,168	0.39%
200,000	5/11/12	Royal Bank of Scotland PLC	2.63%	202,009	0.31%
270,000	7/26/13	Toronto-Dominion Bank	0.60%	269,910	0.42%
190,000	11/1/13	Toronto-Dominion Bank	0.89%	190,674	0.29%
100,000	12/14/12	Westpac Banking Corporation	1.90%	101,010	0.16%
250,000	3/31/14	Westpac Banking Corporation	1.31%	250,735	0.39%
Energy
425,000	3/10/12	BP Capital Markets P.L.C.	3.13%	431,049	0.67%
225,000	3/25/13	Shell International Finance B.V.	1.88%	230,317	0.36%
Mining
250,000	3/29/12	BHP Billiton Finance (USA) Limited	5.13%	256,031	0.40%
Pharmaceuticals
550,000	3/28/13	Sanofi	0.77%	550,570	0.85%
210,000	3/28/14	Sanofi	0.88%	209,726	0.32%
450,000	3/21/14	Teva Pharmaceutical Finance III BV	1.07%	447,533	0.69%
Telecommunications
175,000	2/27/12	Vodafone Group PLC	0.79%	175,150	0.27%
Total foreign corporate notes (cost: $8,097,611)				8,002,845	12.38%

Total corporate notes (cost: $28,397,576)				27,936,271	43.19%

Total investment in securities (cost: $44,804,700)				$44,281,549	68.55%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
U.S. Certificates of Deposit
Face Value	Maturity Date	Name	Yield [1]
Banks
$250,000	1/17/12	Bank of Tokyo-Mitsubishi (NY)	0.36%	$250,444	0.39%
250,000	4/4/12	Deutsche Bank Aktiengesellschaft (NY)	0.45%	250,609	0.39%
200,000	11/13/12	Nordea Bank Finland PLC (NY)	0.65%	199,168	0.31%
250,000	3/1/13	PNC Bank	0.63%	248,172	0.38%
250,000	2/3/12	Shizuoka Bank, Ltd. (NY)	0.49%	250,234	0.39%
300,000	4/25/12	UBS AG (NY)	0.55%	301,003	0.47%
250,000	5/3/12	Westpac Banking Corp. (NY)	0.40%	250,669	0.39%
Total U.S. certificates of deposit (cost: $1,749,630)				1,750,299	2.72%

Foreign Certificates of Deposit
Banks
$250,000	1/17/12	Bank of Nova Scotia	0.32%	250,600	0.39%
200,000	6/11/12	Bank of Nova Scotia	0.74%	200,115	0.31%
250,000	11/20/12	Bank of Nova Scotia	0.74%	250,379	0.39%
250,000	1/24/12	Svenska Handelsbanken AB	0.38%	250,187	0.39%
Government Sponsored Enterprise
250,000	5/25/12	Caisse Amortissement de la Dette Socia	0.43%	249,705	0.39%
Total foreign certificates of deposit (cost: $1,200,564)				1,200,986	1.87%

Total certificates of deposit (cost: $2,950,195)				$2,951,285	4.59%

Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities	$29,095	0.04%
Currencies	61,569	0.10%
Energy	19,162	0.03%
Equity indices	13,888	0.02%
Interest rate instruments	41,490	0.06%
Metals	(318,784)	(0.49)%
Net unrealized loss on open long U.S. futures contracts	(153,580)	(0.24)%

Short U.S. Futures Contracts
Agricultural commodities	(346,033)	(0.54)%
Currencies	60,821	0.09%
Energy	191,030	0.30%
Equity indices	20,049	0.03%
Interest rate instruments	(18,963)	(0.03)%
Metals	136,750	0.21%
Net unrealized gain on open short U.S. futures contracts	43,654	0.06%

Total U.S. futures contracts - net unrealized loss on open U.S. futures contracts	(109,926)	(0.18)%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

(Audited)

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Long Foreign Futures Contracts
Equity indices	$68,689	0.11%
Interest rate instruments [2]	695,322	1.08%
Net unrealized gain on open long foreign futures contracts	764,011	1.19%

Short Foreign Futures Contracts
Agricultural commodities	87,815	0.14%
Currencies	429,186	0.66%
Equity indices	88,959	0.14%
Interest rate instruments	(75,194)	(0.12)%
Net unrealized gain on open short foreign futures contracts	530,766	0.82%

Total foreign futures contracts - net unrealized gain on open foreign futures contracts	1,294,777	2.01%

Net unrealized gain on open futures contracts	$1,184,851	1.83%

Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$5,784	0.01%
Short	7,277	0.01%
Net unrealized gain on open U.S. forward currency contracts	13,061	0.02%

Foreign Forward Currency Contracts
Long	(35,591)	(0.06)%
Short	41,437	0.06%
Net unrealized gain on open foreign forward currency contracts	5,846	0.00%

Net unrealized gain on open forward currency contracts	$18,907	0.02%

[1]Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

2No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Seneca Global Fund, L.P.

Condensed Schedule of Investments

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Investments in Securities
U.S. Treasury Securities
Face Value	Maturity Date	Name	Yield [1]
$450,000	3/8/12	U.S. Treasury Bill	0.20%	$449,982	0.70%
500,000	4/30/12	U.S. Treasury Note	4.50%	511,041	0.79%
675,000	6/15/12	U.S. Treasury Note	1.88%	681,102	1.05%
300,000	7/31/12	U.S. Treasury Note	4.63%	309,677	0.48%
100,000	9/30/12	U.S. Treasury Note	0.38%	100,287	0.16%
450,000	10/31/12	U.S. Treasury Note	3.88%	466,826	0.72%
200,000	11/15/12	U.S. Treasury Note	1.38%	202,490	0.31%
300,000	11/30/12	U.S. Treasury Note	0.50%	301,092	0.47%
100,000	1/15/13	U.S. Treasury Note	1.38%	101,878	0.16%
300,000	2/15/13	U.S. Treasury Note	1.38%	305,554	0.47%
Total U.S. Treasury securities (cost: $3,460,043)				3,429,929	5.31%

U.S. Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield [1]
$250,000	4/2/12	Federal Home Loan Bank	0.17%	250,035	0.39%
250,000	6/20/12	Federal Home Loan Bank	1.88%	252,129	0.39%
250,000	6/27/12	Federal Home Loan Bank	0.25%	250,098	0.39%
300,000	7/25/12	Federal Home Loan Bank	0.25%	300,457	0.46%
250,000	8/10/12	Federal Home Loan Bank	0.35%	250,183	0.39%
600,000	8/22/12	Federal Home Loan Bank	1.75%	609,527	0.94%
200,000	1/16/13	Federal Home Loan Bank	1.50%	203,858	0.32%
250,000	7/10/12	Federal Home Loan Mortgage Corp.	0.18%	249,935	0.39%
500,000	1/9/13	Federal Home Loan Mortgage Corp.	1.38%	509,053	0.79%
250,000	9/23/13	Federal Home Loan Mortgage Corp.	0.55%	250,068	0.39%
250,000	9/30/13	Federal Home Loan Mortgage Corp.	0.55%	250,143	0.39%
400,000	5/18/12	Federal National Mortgage Association	4.88%	409,703	0.63%
250,000	7/16/12	Federal National Mortgage Association	0.18%	249,933	0.39%
200,000	7/30/12	Federal National Mortgage Association	1.13%	202,018	0.31%
750,000	10/30/12	Federal National Mortgage Association	0.50%	752,219	1.16%
Total U.S. government sponsored enterprise notes (cost: $5,013,078)				4,989,359	7.73%

Foreign Government Sponsored Enterprise Notes
Face Value	Maturity Date	Name	Yield[1]
$200,000	1/23/12	African Development Bank	1.88%	201,791	0.31%
200,000	3/21/12	European Investment Bank	4.63%	204,235	0.32%
250,000	6/11/12	Soc. de Financement de l'Economie Fr	2.25%	251,279	0.39%
Total foreign government sponsored enterprise notes (cost: $667,015)				657,305	1.02%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Commercial Paper
Face Value	Maturity Date	Name	Yield [1]
U.S. Automobiles
$250,000	1/9/12	BMW US Capital, LLC	0.38%	$249,979	0.39%
U.S. Banks
200,000	1/25/12	Bank of Tokyo-Mitsubishi (NY)	0.29%	199,961	0.31%
200,000	2/15/12	Credit Suisse (USA), Inc.	0.45%	199,888	0.31%
150,000	3/19/12	Goldman Sachs	0.55%	149,821	0.23%
150,000	1/27/12	HSBC USA Inc.	0.20%	149,966	0.23%
250,000	1/4/12	Standard Chartered Bank (NY)	0.20%	249,995	0.39%
200,000	2/6/12	Union Bank, NA	0.18%	199,964	0.31%
U.S. Beverages
250,000	2/2/12	Anheuser-Busch InBev Worldwide Inc.	0.25%	249,944	0.39%
U.S. Charity
150,000	1/25/12	Salvation Army	0.10%	149,990	0.23%
U.S. Diversified Financial Services
150,000	1/18/12	American Honda Finance Corp.	0.17%	149,988	0.23%
250,000	1/11/12	General Electric Capital Corp.	0.14%	249,999	0.39%
200,000	2/27/12	ING (U.S.) Funding LLC	0.35%	199,889	0.31%
200,000	1/6/12	Nordea Invest Mgmt North America, Inc.	0.32%	199,991	0.31%
250,000	1/9/12	PACCAR Financial Corp.	0.08%	249,996	0.39%
250,000	2/15/12	Private Export Funding Corp.	0.11%	249,966	0.39%
150,000	1/13/12	River Fuel Trust 1	0.35%	149,980	0.23%
U.S. Energy
270,000	1/11/12	NextEra Energy	0.50%	269,966	0.42%
300,000	1/12/12	Oglethorpe Power Corp.	0.17%	299,984	0.46%
250,000	1/11/12	Southern Company	0.17%	249,988	0.39%
U.S. Food
250,000	1/5/12	Kellogg Company	0.19%	249,995	0.39%
U.S. Insurance
200,000	1/10/12	Metlife Funding, Inc.	0.07%	199,995	0.31%
Foreign Government Sponsored Enterprise
250,000	2/14/12	Corporacion Andina de Fomento	0.33%	249,899	0.39%
Foreign Banks
250,000	2/7/12	Australia and New Zealand Banking Group	0.25%	249,936	0.39%
250,000	1/6/12	John Deere Bank SA	0.10%	249,997	0.39%
250,000	1/17/12	Mizuho Funding LLC	0.20%	249,978	0.39%
250,000	3/8/12	Oversea-Chinese Banking Corp. Ltd	0.53%	249,753	0.39%
250,000	1/27/12	Sumitomo Mitsui Banking Corp.	0.24%	249,957	0.39%
Foreign Consumer Products
250,000	1/4/12	Reckitt Benckiser	0.30%	249,994	0.39%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Commercial Paper (continued)
Face Value	Maturity Date	Name	Yield [1]
Foreign Energy
$250,000	1/4/12	BP Capital Markets	0.19%	$249,995	0.39%
250,000	2/1/12	GDF Suez	0.19%	249,959	0.39%
250,000	1/5/12	Pacific Gas and Electric	0.55%	249,985	0.39%
Foreign Healthcare
250,000	1/10/12	Covidien International Finance S.A	0.21%	249,987	0.39%
Total commercial paper (cost: $7,266,988)				7,268,685	11.30%

Corporate Notes
Face Value	Maturity Date	Name	Yield [1]
U.S. Aerospace
$225,000	11/20/12	Boeing	1.88%	227,826	0.35%
200,000	4/1/12	McDonnell Douglas	9.75%	209,283	0.32%
U.S. Agriculture
200,000	8/13/12	Archer-Daniels-Midland	0.61%	200,488	0.31%
U.S. Apparel
75,000	8/23/13	V.F. Corporation	1.25%	75,229	0.12%
U.S. Banks
450,000	1/30/14	Bank of America	1.85%	407,722	0.63%
250,000	11/1/12	Bank of New York Mellon	4.95%	261,274	0.40%
300,000	7/27/12	BB&T	3.85%	309,835	0.48%
450,000	4/1/14	Citigroup	1.30%	425,538	0.66%
200,000	7/2/12	Credit Suisse AG (NY)	3.45%	205,652	0.32%
450,000	1/14/14	Credit Suisse AG (NY)	1.36%	436,874	0.68%
100,000	1/15/12	Credit Suisse (USA), Inc.	6.50%	103,179	0.16%
250,000	10/30/12	GMAC	1.75%	253,966	0.39%
300,000	12/19/12	GMAC	2.20%	305,941	0.47%
150,000	1/15/12	Goldman Sachs	6.60%	154,762	0.24%
250,000	2/6/12	Goldman Sachs	0.62%	249,863	0.39%
505,000	2/7/14	Goldman Sachs	1.44%	473,147	0.73%
450,000	5/2/14	JPMorgan Chase	1.30%	436,994	0.68%
225,000	4/29/13	Morgan Stanley	1.41%	212,595	0.33%
450,000	1/9/14	Morgan Stanley	0.69%	407,852	0.63%
300,000	10/23/12	Wells Fargo & Company	5.25%	313,498	0.48%
200,000	1/31/13	Wells Fargo & Company	4.38%	210,370	0.33%
U.S. Beverages
450,000	7/14/14	Anheuser-Busch InBev Worldwide Inc.	0.76%	448,582	0.69%
100,000	3/1/12	Coca-Cola Enterprises, Inc.	3.75%	101,694	0.16%
300,000	8/15/13	Coca-Cola Enterprises, Inc.	5.00%	324,729	0.50%
U.S. Chemical
200,000	11/15/12	Praxair, Inc.	1.75%	202,153	0.31%
U.S. Computers
450,000	4/1/14	Dell Inc.	0.97%	453,785	0.70%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
U.S. Computers (continued)
$200,000	3/1/12	Hewlett-Packard Company	0.64%	$200,019	0.31%
225,000	5/30/14	Hewlett-Packard Company	0.92%	217,726	0.34%
100,000	9/19/14	Hewlett-Packard Company	2.11%	99,587	0.15%
550,000	10/15/13	IBM	6.50%	614,082	0.95%
U.S. Consumer Products
250,000	8/15/14	Procter & Gamble	0.70%	251,880	0.39%
150,000	2/15/12	Kimberly-Clark Corporation	5.63%	153,999	0.24%
U.S. Diversified Financial Services
250,000	6/29/12	American Honda Finance Corp.	0.68%	249,940	0.39%
200,000	5/24/13	BlackRock	0.81%	200,049	0.31%
200,000	4/5/13	Caterpillar Financial Services	2.00%	204,450	0.32%
45,000	4/1/14	Caterpillar Financial Services	0.66%	45,018	0.07%
250,000	10/22/12	Citigroup Funding Inc.	1.88%	254,338	0.39%
250,000	12/10/12	Citigroup Funding Inc.	2.25%	254,971	0.39%
200,000	12/28/12	General Electric Capital Corp.	2.63%	204,831	0.32%
200,000	1/8/13	General Electric Capital Corp.	2.80%	206,491	0.32%
450,000	1/15/14	HSBC Finance Corp.	0.65%	415,162	0.64%
200,000	3/15/12	John Deere Capital Corp.	7.00%	206,845	0.32%
225,000	10/1/12	John Deere Capital Corp.	5.25%	235,792	0.36%
200,000	12/17/12	John Deere Capital Corp.	4.95%	208,736	0.32%
300,000	7/16/12	Massmutual Global Funding II	3.63%	309,515	0.48%
300,000	4/5/13	PACCAR Financial Corp.	0.72%	299,863	0.46%
200,000	2/15/12	Principal Life Global Funding I	6.25%	205,904	0.32%
225,000	4/14/14	SSIF Nevada, LP	1.10%	221,978	0.34%
200,000	10/12/12	Toyota Motor Credit Corp.	0.59%	200,339	0.31%
U.S. Energy
225,000	10/15/12	ConocoPhillips	4.75%	233,975	0.36%
450,000	1/15/12	Duke Energy Carolinas, LLC	6.25%	463,685	0.72%
250,000	10/31/12	Northern Natural Gas Company	5.38%	261,669	0.40%
225,000	12/13/13	Occidental Petroleum	1.45%	229,064	0.35%
U.S. Food
200,000	9/15/12	Cargill, Incorporated	5.60%	209,344	0.32%
U.S. Healthcare
230,000	3/1/14	Roche Holdings, Inc.	5.00%	252,648	0.39%
U.S. Insurance
100,000	1/10/14	Berkshire Hathaway Finance Corp.	0.72%	99,623	0.15%
300,000	2/11/13	Berkshire Hathaway Inc.	0.88%	301,371	0.47%
115,000	5/30/12	Jackson National Life Global Funding	6.13%	117,763	0.18%
250,000	4/4/14	MetLife Institutional Funding II	1.27%	250,248	0.39%
300,000	9/17/12	Metropolitan Life Global Funding I	2.88%	306,413	0.47%
200,000	1/11/13	Metropolitan Life Global Funding I	2.50%	204,784	0.32%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
U.S. Insurance (continued)
$200,000	8/22/12	New York Life Global Funding	0.54%	$200,081	0.31%
100,000	10/16/12	New York Life Global Funding	5.25%	104,803	0.16%
200,000	12/14/12	New York Life Global Funding	2.25%	202,865	0.31%
200,000	4/15/13	Pacific Life Global Funding	5.15%	211,079	0.33%
200,000	6/25/12	Pricoa Global Funding I	4.63%	203,339	0.31%
100,000	12/14/12	Principal Life Income Fundings	5.30%	104,330	0.16%
200,000	6/15/12	Travelers Companies, Inc.	5.38%	204,336	0.32%
U.S. Media
300,000	3/1/12	Walt Disney Company	6.38%	309,077	0.48%
150,000	12/1/14	Walt Disney Company	0.88%	150,808	0.23%
U.S. Manufacturing
435,000	6/21/13	Danaher Corporation	0.82%	435,743	0.67%
U.S. Pharmaceuticals
225,000	2/10/14	Novartis Capital Corporation	4.13%	244,369	0.38%
150,000	3/15/13	Pfizer Inc.	5.50%	160,995	0.25%
U.S. Retail
250,000	3/15/12	Costco Wholesale Corporation	5.30%	256,217	0.40%
425,000	7/18/14	Target Corporation	0.57%	425,487	0.66%
225,000	4/15/14	Wal-Mart Stores, Inc.	1.63%	230,723	0.36%
U.S. Semiconductor
200,000	5/15/13	Texas Instruments Incorporated	0.64%	200,568	0.31%
U.S. Steel
100,000	12/1/12	Nucor Corporation	5.00%	104,019	0.16%
U.S. Telecommunications
110,000	3/14/14	Cisco Systems, Inc.	0.79%	109,963	0.17%
270,000	3/28/14	Verizon Communications Inc.	1.18%	269,691	0.42%
Foreign Automobile
450,000	4/1/14	Volkswagen International Finance N.V.	0.98%	442,119	0.68%
Foreign Banks
200,000	12/21/12	ANZ National (Int'l) Limited	2.38%	203,584	0.31%
450,000	1/10/14	BNP Paribas	1.29%	416,343	0.64%
250,000	6/29/12	Commonwealth Bank of Australia	0.78%	249,803	0.39%
450,000	3/17/14	Commonwealth Bank of Australia	1.29%	443,000	0.69%
225,000	4/14/14	Danske Bank A/S	1.45%	217,582	0.34%
100,000	8/3/12	HSBC Bank PLC	0.88%	100,208	0.15%
250,000	1/18/13	HSBC Bank PLC	0.80%	249,489	0.39%
300,000	1/13/12	ING Bank N.V.	1.03%	300,654	0.46%
450,000	3/15/13	ING Bank N.V.	1.60%	439,859	0.68%
250,000	6/17/13	KfW Bankengruppe	0.29%	249,908	0.39%
200,000	6/15/12	National Australia Bank Limited	0.75%	200,103	0.31%
100,000	11/16/12	National Australia Bank Limited	2.35%	101,380	0.16%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

		Description		Fair Value	% of Partners' Capital (Net Asset Value)
Corporate Notes (continued)
Face Value	Maturity Date	Name	Yield [1]
Foreign Banks (continued)
$225,000	4/11/14	National Australia Bank Limited	1.11%	$223,308	0.35%
300,000	2/4/13	Rabobank Nederland	0.58%	300,199	0.46%
300,000	12/12/12	Royal Bank of Canada	0.69%	300,424	0.46%
250,000	3/8/13	Royal Bank of Canada	0.69%	250,168	0.39%
200,000	5/11/12	Royal Bank of Scotland PLC	2.63%	202,009	0.31%
270,000	7/26/13	Toronto-Dominion Bank	0.60%	269,910	0.42%
190,000	11/1/13	Toronto-Dominion Bank	0.89%	190,674	0.29%
100,000	12/14/12	Westpac Banking Corporation	1.90%	101,010	0.16%
250,000	3/31/14	Westpac Banking Corporation	1.31%	250,735	0.39%
Foreign Energy
425,000	3/10/12	BP Capital Markets P.L.C.	3.13%	431,049	0.67%
225,000	3/25/13	Shell International Finance B.V.	1.88%	230,317	0.36%
Foreign Mining
250,000	3/29/12	BHP Billiton Finance (USA) Limited	5.13%	256,031	0.40%
Foreign Pharmaceuticals
550,000	3/28/13	Sanofi	0.77%	550,570	0.85%
210,000	3/28/14	Sanofi	0.88%	209,726	0.32%
450,000	3/21/14	Teva Pharmaceutical Finance III BV	1.07%	447,533	0.69%
Foreign Telecommunications
175,000	2/27/12	Vodafone Group PLC	0.79%	175,150	0.27%

Total corporate notes (cost: $28,397,576)				27,936,271	43.19%

Total investment in securities (cost: $44,804,700)				$44,281,549	68.55%

Certificates of Deposit
Face Value	Maturity Date	Name	Yield [1]
U.S. Banks
$250,000	1/17/12	Bank of Tokyo-Mitsubishi (NY)	0.36%	$250,444	0.39%
250,000	4/4/12	Deutsche Bank Aktiengesellschaft (NY)	0.45%	250,609	0.39%
200,000	11/13/12	Nordea Bank Finland PLC (NY)	0.65%	199,168	0.31%
250,000	3/1/13	PNC Bank	0.63%	248,172	0.38%
250,000	2/3/12	Shizuoka Bank, Ltd. (NY)	0.49%	250,234	0.39%
300,000	4/25/12	UBS AG (NY)	0.55%	301,003	0.47%
250,000	5/3/12	Westpac Banking Corp. (NY)	0.40%	250,669	0.39%
Foreign Government Sponsored Enterprise
250,000	5/25/12	Caisse Amortissement de la Dette Socia	0.43%	249,705	0.39%
Foreign Banks
250,000	1/17/12	Bank of Nova Scotia	0.32%	250,600	0.39%
200,000	6/11/12	Bank of Nova Scotia	0.74%	200,115	0.31%
250,000	11/20/12	Bank of Nova Scotia	0.74%	250,379	0.39%
250,000	1/24/12	Svenska Handelsbanken AB	0.38%	250,187	0.39%
Total certificates of deposit (cost: $2,950,195)				$2,951,285	4.59%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities	$29,095	0.04%
Currencies	61,569	0.10%
Energy products	19,162	0.03%
Interest rates	41,490	0.06%
Metals	(318,784)	(0.49)%
Stock indices	13,888	0.02%
Net unrealized loss on open long U.S. futures contracts	(153,580)	(0.24)%

Short U.S. Futures Contracts
Agricultural commodities	(346,033)	(0.54)%
Currencies	60,821	0.09%
Energy products	191,030	0.30%
Interest rates	(18,963)	(0.03)%
Metals	136,750	0.21%
Stock indices	20,049	0.03%
Net unrealized gain on open short U.S. futures contracts	43,654	0.06%

Total U.S. futures contracts - net unrealized loss on open U.S. futures contracts	(109,926)	(0.18)%

Long Foreign Futures Contracts
Interest rates (2)	695,322	1.08%
Stock indices	68,689	0.11%
Net unrealized gain on open long foreign futures contracts	764,011	1.19%

Short Foreign Futures Contracts
Agricultural commodities	87,815	0.14%
Currencies	429,186	0.66%
Interest rates	(75,194)	(0.12)%
Stock indices	88,959	0.14%
Net unrealized gain on open short foreign futures contracts	530,766	0.82%

Total foreign futures contracts - net unrealized gain on open foreign futures contracts	1,294,777	2.01%

Net unrealized gain on open futures contracts	$1,184,851	1.83%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2011

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$5,784	0.01%
Short	7,277	0.01%
Net unrealized gain on open U.S. forward currency contracts	13,061	0.02%

Foreign Forward Currency Contracts
Long	(35,591)	(0.06)%
Short	41,437	0.06%
Net unrealized gain on open foreign forward currency contracts	5,846	0.00%

Net unrealized gain on open forward currency contracts	$18,907	0.02%

(1) Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

(2)No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2010

Description	Fair Value	% of Partners' Capital (Net Asset Value)
Open Futures Contracts
Long U.S. Futures Contracts
Agricultural commodities (1)	$904,521	1.69%
Currencies	1,675	0.00%
Energy products	288,899	0.54%
Interest rates	(35,509)	(0.07)%
Metals (1)	997,430	1.86%
Stock indices	134,266	0.25%
Net unrealized gain on open long U.S. futures contracts	2,291,282	4.27%

Short U.S. Futures Contracts
Agricultural commodities	(9,000)	(0.02)%
Energy products	(85,500)	(0.16)%
Interest rates	(7,391)	(0.01)%
Metals	(65,245)	(0.12)%
Net unrealized loss on open short U.S. futures contracts	(167,136)	(0.31)%

Total U.S. futures contracts - net unrealized gain on open U.S. futures contracts	2,124,146	3.96%

Long Foreign Futures Contracts
Agricultural commodities	20,842	0.04%
Interest rates	41,176	0.08%
Stock indices	3,896	0.01%
Net unrealized gain on open long foreign futures contracts	65,914	0.13%

Short Foreign Futures Contracts
Interest rates	(50,122)	(0.09)%
Stock indices	14,584	0.03%
Net unrealized loss on open short foreign futures contracts	(35,538)	(0.06)%

Total foreign futures contracts - net unrealized gain on open foreign futures contracts	30,376	0.07%

Net unrealized gain on open futures contracts	$2,154,522	4.03%

The accompanying notes are an integral part of these financial statements.

Seneca Global Fund, L.P.

Condensed Schedule of Investments (continued)

December 31, 2010

Description	Fair Value	% of Partners' Capital (Net Asset Value)

Open Forward Currency Contracts
U.S. Forward Currency Contracts
Long	$369,809	0.69%
Short	(138,598)	(0.26)%
Net unrealized gain on open U.S. forward currency contracts	231,211	0.43%

Foreign Forward Currency Contracts
Long	(56,626)	(0.11)%
Short (1)	802,735	1.50%
Net unrealized gain on open foreign forward currency contracts	746,109	1.39%

Net unrealized gain on open forward currency contracts	$977,320	1.82%

(1) No individual futures or forward currency contract position constituted one percent or greater of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.